System Fund	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
System Fund
33. System Fund
System Fund revenues comprise:

	2021 $m	2020 $m	2019 $m
Assessment fees and contributions received from hotels	727	490	1,036
Loyalty programme revenues, net of the cost of point redemptions	201	275	337
	928	765	1,373
System Fund expenses include:

	2021 $m	2020 $m	2019 $m
Marketing	147	109	461
Payroll costs (note 4)	304	242	313
Depreciation and amortisation	94	62	54
Impairment (reversal)/loss on financial assets (note 18)	(6)	24	12
Other impairment (reversals)/charges	(3)	41	–